RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	8 Months Ended
	Aug. 31, 2022	Sep. 01, 2022
Marine Exhaust Technology
RELATED PARTY TRANSACTIONS
Shares acquired in joint venture (in percent)		75.00%
Joint venture
RELATED PARTY TRANSACTIONS
Transactions with its joint venture producing scrubbers	$ 5.6